Dec. 07, 2023
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 7, 2023, to each Fund’s currently effective prospectus (“Prospectus”) and summary prospectus (“Summary Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus for each Fund and should be read in conjunction with those documents.

Effective immediately, the first paragraph under the “Principal Investment Strategies” section of the Prospectus and each Summary Prospectus for the QRAFT AI-Enhanced U.S. Large Cap ETF and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is deleted in its entirety and replaced with the following:

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”). The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

Effective immediately, the first paragraph under the “Principal Investment Strategies” section of the Prospectus and the Summary Prospectus for the LG QRAFT AI-Powered U.S. Large Cap Core ETF is deleted in its entirety and replaced with the following:

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”) and includes real estate investment trusts (“REITs”). The Fund invests in the common stock of such companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.